Summary of Significant Accounting Policies (Details) - Schedule of Plants, Property and Equipment are Stated at Cost Less Accumulated Depreciation	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies (Details) - Schedule of Plants, Property and Equipment are Stated at Cost Less Accumulated Depreciation [Line Items]
Expected useful lives	10 years
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Plants, Property and Equipment are Stated at Cost Less Accumulated Depreciation [Line Items]
Expected useful lives	30 years
Electronic equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Plants, Property and Equipment are Stated at Cost Less Accumulated Depreciation [Line Items]
Expected useful lives	3 years
Furniture, fixtures and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Plants, Property and Equipment are Stated at Cost Less Accumulated Depreciation [Line Items]
Expected useful lives	3 years
Vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Plants, Property and Equipment are Stated at Cost Less Accumulated Depreciation [Line Items]
Expected useful lives	3 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Plants, Property and Equipment are Stated at Cost Less Accumulated Depreciation [Line Items]
Expected useful lives	The shorter of useful life and lease term